Investment In Hotel Properties (Schedule Of Investments In Hotel Properties) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Real Estate [Line Items]
Investment in hotel properties, Held for sale	$ 30,960	$ 99,491
Less accumulated depreciation, Held For Sale	(12,247)	(44,691)
Investment in hotel properties, net, Held For Sale	18,713	54,800
Investment in hotel properties, Held For Use	112,424	89,408
Less accumulated depreciation, Held For Use	(16,266)	(13,509)
Investments in hotel properties, net, Held For Use	96,158	75,899
Investments in hotel properties	143,384	188,899
Less accumulated depreciation	(28,513)	(58,200)
Investments in hotel properties, net, Total	114,871	130,699
Land [Member]
Real Estate [Line Items]
Investment in hotel properties, Held for sale	2,392	8,184
Investment in hotel properties, Held For Use	14,020	10,683
Investments in hotel properties	16,412	18,867
Acquired Below Market Lease Intangibles [Member]
Real Estate [Line Items]
Investment in hotel properties, Held for sale		883
Investments in hotel properties		883
Building, Improvements, Vehicle [Member]
Real Estate [Line Items]
Investment in hotel properties, Held for sale	23,118	70,932
Investment in hotel properties, Held For Use	85,565	67,174
Investments in hotel properties	108,683	138,106
Furniture And Equipment [Member]
Real Estate [Line Items]
Investment in hotel properties, Held for sale	5,427	19,170
Investment in hotel properties, Held For Use	12,776	11,418
Investments in hotel properties	18,203	30,588
Construction-In-Progress [Member]
Real Estate [Line Items]
Investment in hotel properties, Held for sale	23	322
Investment in hotel properties, Held For Use	63	133
Investments in hotel properties	$ 86	$ 455